Employee benefits (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance at beginning of year	$ 4,460	$ 3,954
Service costs	20	15
Interest expense	76	67
Actuarial loss (gain) arising from:
-Changes in demographic assumptions	47	46
-Experience adjustment	10	(144)
-Change in financial assumptions	(1,217)	175
Effect of changes in exchange rates	(212)	347
Balance at end of year	$ 3,184	$ 4,460